Quarterly Holdings Report
for
Fidelity® SAI Global ex U.S. Low Volatility Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
GEU-NPRT3-0924
1.9912330.100
Common Stocks - 94.8%
	Shares	Value ($)
Australia - 0.3%
Medibank Private Ltd.	24,909	64,831
Canada - 9.2%
BCE, Inc.	3,075	103,721
Dollarama, Inc.	1,871	175,398
Emera, Inc.	2,656	95,879
Empire Co. Ltd. Class A (non-vtg.)	1,498	39,602
Fortis, Inc.	4,986	208,447
George Weston Ltd.	483	74,802
Hydro One Ltd. (a)	3,740	117,213
Intact Financial Corp.	1,852	336,557
Loblaw Companies Ltd.	1,684	207,657
Metro, Inc.	2,693	160,373
Thomson Reuters Corp.	1,557	252,330
TMX Group Ltd.	2,871	87,254
TOTAL CANADA		1,859,233
China - 9.0%
Agricultural Bank of China Ltd. (H Shares)	546,000	244,597
Bank of China Ltd. (H Shares)	736,000	327,829
Bank of Communications Co. Ltd. (H Shares)	277,000	201,381
China CITIC Bank Corp. Ltd. (H Shares)	109,000	65,292
China Construction Bank Corp. (H Shares)	489,000	342,363
China Minsheng Banking Corp. Ltd. (H Shares)	180,000	63,818
China Railway Signal & Communications Corp. (H Shares) (a)	35,000	14,515
China Shenhua Energy Co. Ltd. (H Shares)	41,000	170,815
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	46,000	23,845
Far East Horizon Ltd.	17,000	11,598
Industrial & Commercial Bank of China Ltd. (H Shares)	617,000	342,740
Jiangsu Expressway Co. Ltd. (H Shares)	30,000	28,530
TOTAL CHINA		1,837,323
Denmark - 4.0%
Coloplast A/S Series B	1,255	163,151
Novo Nordisk A/S Series B	4,299	569,587
Tryg A/S	3,500	76,645
TOTAL DENMARK		809,383
Finland - 0.4%
Elisa Corp. (A Shares)	1,577	73,423
France - 1.2%
bioMerieux SA	487	51,493
Orange SA	17,922	198,885
TOTAL FRANCE		250,378
Germany - 1.8%
Beiersdorf AG	1,511	219,455
Symrise AG	1,119	141,389
TOTAL GERMANY		360,844
Hong Kong - 3.1%
CLP Holdings Ltd.	18,500	158,779
Hang Seng Bank Ltd.	7,300	89,558
Hong Kong & China Gas Co. Ltd.	124,000	101,100
Jardine Matheson Holdings Ltd.	2,000	70,400
MTR Corp. Ltd.	19,500	63,146
Power Assets Holdings Ltd.	17,000	108,360
Sino Land Ltd.	40,000	41,368
TOTAL HONG KONG		632,711
India - 0.4%
Dr. Reddy's Laboratories Ltd. sponsored ADR	1,006	81,768
Indonesia - 0.2%
PT Indofood CBP Sukses Makmur Tbk	46,500	31,243
Israel - 0.3%
Elbit Systems Ltd. (Israel)	294	52,549
Italy - 0.2%
Recordati SpA	905	49,315
Japan - 20.0%
Advance Residence Investment Corp.	18	37,849
Ajinomoto Co., Inc.	5,300	218,282
Alfresa Holdings Corp.	600	9,468
Bridgestone Corp.	1,600	65,238
Canon, Inc.	400	12,521
Chubu Electric Power Co., Inc.	5,900	74,390
Daito Trust Construction Co. Ltd.	700	84,740
Daiwa House REIT Investment Corp.	26	42,019
FUJIFILM Holdings Corp.	13,000	309,087
GLP J-REIT	45	39,471
Hankyu Hanshin Holdings, Inc.	3,000	86,212
Hirose Electric Co. Ltd.	300	37,899
Japan Post Bank Co. Ltd.	12,900	135,669
Japan Post Holdings Co. Ltd.	11,800	124,968
Japan Real Estate Investment Corp.	15	52,068
Kansai Electric Power Co., Inc.	600	10,269
KDDI Corp.	11,300	340,017
Kintetsu Group Holdings Co. Ltd.	1,800	41,886
Kyocera Corp.	14,400	181,368
Kyushu Railway Co.	1,900	50,986
McDonald's Holdings Co. (Japan) Ltd.	1,000	41,454
Mebuki Financial Group, Inc.	8,500	36,030
Meiji Holdings Co. Ltd.	4,000	101,017
Nippon Building Fund, Inc.	17	65,705
Nippon Telegraph & Telephone Corp.	176,800	188,418
Oji Holdings Corp.	2,900	12,351
Oriental Land Co. Ltd.	4,900	140,285
Osaka Gas Co. Ltd.	4,000	90,537
Otsuka Corp.	3,800	84,495
Pan Pacific International Holdings Ltd.	5,500	144,691
Secom Co. Ltd.	2,300	146,861
SHIMANO, Inc.	200	35,686
Skylark Holdings Co. Ltd.	1,900	26,178
SoftBank Corp.	24,000	313,074
Suntory Beverage & Food Ltd.	1,400	50,671
The Hachijuni Bank Ltd.	4,500	32,457
Tobu Railway Co. Ltd.	1,900	33,375
Tokio Marine Holdings, Inc.	3,500	137,316
Tokyo Gas Co. Ltd.	3,800	83,257
Toyota Motor Corp.	15,800	303,530
Zensho Holdings Co. Ltd.	900	36,690
TOTAL JAPAN		4,058,485
Korea (South) - 0.7%
Hyundai Marine & Fire Insurance Co. Ltd.	444	11,685
KT&G Corp.	1,221	83,166
Samsung SDS Co. Ltd.	477	51,399
TOTAL KOREA (SOUTH)		146,250
Malaysia - 1.9%
IHH Healthcare Bhd	67,200	92,145
Malayan Banking Bhd	62,400	138,802
MISC Bhd	13,500	25,828
Public Bank Bhd	135,600	124,252
TIME dotCom Bhd	10,900	12,194
TOTAL MALAYSIA		393,221
Mexico - 0.2%
Grupo Elektra SA de CV (b)	600	30,432
Netherlands - 3.4%
Koninklijke Ahold Delhaize NV	10,210	328,917
Koninklijke KPN NV	7,045	27,759
Wolters Kluwer NV	2,042	342,764
TOTAL NETHERLANDS		699,440
Philippines - 0.2%
Manila Electric Co.	6,180	41,317
Saudi Arabia - 3.8%
Abdullah Al Othaim Markets Co.	9,599	29,934
Advanced Petrochemicals Co. (c)	2,170	23,135
Alinma Bank	2,340	20,207
Almarai Co. Ltd.	3,757	60,482
Bupa Arabia for Cooperative Insurance Co.	231	14,185
Jarir Marketing Co.	12,034	41,633
Nahdi Medical Co.	1,147	40,599
Sabic Agriculture-Nutrients Co.	306	9,591
Saudi Arabian Oil Co. (a)	36,986	272,079
Saudi Aramco Base Oil Co. - Luberef	633	21,933
Saudi Basic Industries Corp.	1,228	25,791
Saudi Telecom Co.	20,856	214,013
TOTAL SAUDI ARABIA		773,582
Singapore - 1.0%
CapitaLand Ascendas REIT	39,200	79,767
Mapletree Industrial (REIT)	25,600	44,240
Singapore Exchange Ltd.	10,900	80,321
TOTAL SINGAPORE		204,328
Spain - 0.1%
Redeia Corp. SA	628	11,126
Sweden - 1.3%
Telefonaktiebolaget LM Ericsson (B Shares)	30,380	208,889
Telia Co. AB	21,674	63,003
TOTAL SWEDEN		271,892
Switzerland - 6.4%
BKW AG	116	20,986
Galenica AG (a)	1,035	90,146
Givaudan SA	66	323,853
Novartis AG	4,290	478,883
PSP Swiss Property AG	598	79,983
Swiss Prime Site AG	1,106	110,947
Swisscom AG	330	202,267
TOTAL SWITZERLAND		1,307,065
Taiwan - 9.4%
Asia Cement Corp.	23,000	29,184
Chang Hwa Commercial Bank	86,000	49,401
Chicony Electronics Co. Ltd.	6,000	28,718
Chong Hong Construction Co. Ltd.	1,000	4,190
Chunghwa Telecom Co. Ltd.	43,000	160,032
Compal Electronics, Inc.	38,000	36,980
CTCI Corp.	3,000	4,932
Delpha Construction Co. Ltd.	5,000	8,830
E.SUN Financial Holdings Co. Ltd.	138,000	112,294
Far Eastern Department Stores Co. Ltd.	3,000	2,810
Far Eastern International Bank	25,000	11,811
Far EasTone Telecommunications Co. Ltd.	15,000	39,687
First Financial Holding Co. Ltd.	121,000	108,848
Formosa Petrochemical Corp.	10,000	19,706
Highwealth Construction Corp.	14,000	27,533
Hua Nan Financial Holdings Co. Ltd.	104,000	88,461
Huaku Development Co. Ltd.	2,000	10,225
IBF Financial Holdings Co. Ltd.	24,000	11,189
Lotes Co. Ltd.	1,000	43,265
Mega Financial Holding Co. Ltd.	116,000	153,628
Pegatron Corp.	20,000	62,052
Poya International Co. Ltd.	1,000	15,707
President Chain Store Corp.	9,000	76,565
SINBON Electronics Co. Ltd.	2,000	20,189
Sinopac Financial Holdings Co.	116,000	94,838
Synnex Technology International Corp.	10,000	21,818
Systex Corp.	3,000	11,271
Taichung Commercial Bank Co. Ltd.	49,000	26,752
Taiwan Business Bank	51,000	29,350
Taiwan Cooperative Financial Holding Co. Ltd.	120,000	98,828
Taiwan High Speed Rail Corp.	41,000	37,394
Taiwan Hon Chuan Enterprise Co. Ltd.	3,000	14,374
Taiwan Mobile Co. Ltd.	20,000	64,621
Taiwan Secom Co.	4,000	16,254
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	146,494
The Shanghai Commercial & Savings Bank Ltd.	39,000	49,902
Uni-President Enterprises Corp.	53,000	136,800
WPG Holding Co. Ltd.	16,000	42,347
TOTAL TAIWAN		1,917,280
Thailand - 0.5%
Advanced Information Service PCL NVDR	13,100	86,234
Thai Union Frozen Products PCL NVDR	41,100	16,765
TOTAL THAILAND		102,999
United Arab Emirates - 1.0%
Abu Dhabi National Oil Co. for Distribution PJSC	31,479	30,597
ADNOC Drilling Co. PJSC	3,739	4,479
Americana Restaurants International PLC	31,899	26,836
Borouge PLC (c)	34,357	22,824
Dubai Electricity & Water Authority PJSC	86,253	55,890
Dubai Islamic Bank Pakistan Ltd.	25,927	41,295
Emirates Central Cooling Systems Corp.	23,115	10,384
Salik Co. PJSC	12,746	11,695
TOTAL UNITED ARAB EMIRATES		204,000
United Kingdom - 6.7%
Admiral Group PLC	2,453	86,846
AstraZeneca PLC (United Kingdom)	2,873	456,436
Diageo PLC	1,908	59,367
National Grid PLC	22,590	286,626
Pearson PLC	6,883	93,388
RELX PLC (London Stock Exchange)	8,042	379,562
TOTAL UNITED KINGDOM		1,362,225
United States of America - 8.1%
Nestle SA (Reg. S)	4,226	428,063
QIAGEN NV (Germany)	2,091	93,416
Roche Holding AG (participation certificate)	1,721	557,190
Sanofi SA	2,259	232,886
Waste Connections, Inc. (Canada)	1,877	333,826
TOTAL UNITED STATES OF AMERICA		1,645,381
TOTAL COMMON STOCKS (Cost $18,979,340)		19,272,024

Investment Companies - 3.9%
	Shares	Value ($)
United States of America - 3.9%
iShares MSCI India ETF (c) (Cost $773,942)	13,877	796,816

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $352,810)	352,740	352,810

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $20,106,092)	20,421,650
NET OTHER ASSETS (LIABILITIES) - (0.5)% (e)	(95,682)
NET ASSETS - 100.0%	20,325,968

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	2	Sep 2024	238,970	5,541	5,541

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $493,953 or 2.4% of net assets.

(b)	Level 3 security
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $15,035 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	20,226,662	19,873,852	8,842	-	-	352,810	0.0%
Total	-	20,226,662	19,873,852	8,842	-	-	352,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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